Share-Based Compensation Expense - Summary of stock option award activity (Detail) - XL Hybrids, Inc [Member] - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at beginning of period, Shares	13,293,586	10,673,232	10,673,232	5,307,252
Granted			6,502,400	6,274,230
Exercised			(58,313)	(12,500)
Cancelled or forfeited			(3,823,733)	(895,750)
Outstanding at end of period, Shares			13,293,586	10,673,232	5,307,252
Exercisable at the ending			6,228,796	6,274,529
Weighted Average Exercise Price, Outstanding at the beginning	$ 0.18	$ 0.16	$ 0.16	$ 0.15
Weighted Average Exercise Price, Granted	$ 4.75	$ 0.18	0.18	0.18
Weighted Average Exercise Price, Exercised			0.02	0.18
Weighted Average Exercise Price, Cancelled or forfeited			0.18	0.18
Weighted Average Exercise Price, Outstanding at the ending			0.18	0.16	$ 0.15
Weighted Average Exercise Price, Exercisable at the ending			$ 0.16	$ 0.15
Weighted Average Remaining Contractual Term, Outstanding at the beginning			7 years 4 months 24 days	6 years 8 months 12 days	5 years 7 months 6 days
Weighted Average Remaining Contractual Term, Outstanding at the ending			7 years 4 months 24 days	6 years 8 months 12 days	5 years 7 months 6 days
Weighted Average Remaining Contractual Term, Exercisable at the ending			5 years	5 years 3 months 18 days